Fair Value Measurement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets Text Block Abstract
Risk-free interest rate	3.00%	1.265%
Expected volatility	96.00%	60.00%